Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Revenue and income recognition
Revenue and income recognition
Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods and services, net of discounts, VAT and other sales-related taxes.
Revenue from sales of goods, including revenue generated from products sold from the Group’s catalogue and IVD and which represents the significant majority of the Group’s revenue, is recognized upon delivery to the customer or the point at which the customer takes control of the goods if this is sooner.
Custom product and service revenue, which can be the provision of a service or the development of products for customers, is recognized at the point at which a milestone, as defined in the contract, has been completed. Each milestone is typically aligned to a customer deliverable, for example, the amount of services provided, a deliverable arising from the services or the number of products successfully developed and provided to customers, and accordingly is considered to be a performance obligation. Every milestone has a defined transaction price. If it is identified that the costs will be in excess of the contract revenue, the expected loss is recognized as an expense immediately.
Licence fee income is recognized upon delivery of the licensed technology where the Group’s continued performance or future research and development services are not required. Royalty revenue is recognized on an accruals basis based on the contractual terms and the substance of the agreements with the counterparty, provided that the amount can be reliably measured and it is probable that the economic benefit will flow to the Group.

Leasing
Leasing
Leased assets are capitalized on inception of the lease as right-of-use assets. A corresponding lease liability, representing the present value of the lease payments is also recognized and split between current and non-current liabilities accordingly.

The lease liability includes; fixed payments, variable lease payments dependent on an index or rate (initially measured using the index or rate on the lease commencement date) and in substance fixed payments. The variable aspect of variable payments are recognized when the rate or index takes effect resulting in an adjustment to the liability and right-of-use asset. Currently the Group’s lease portfolio does not contain variable or in substance lease payments.
The discounted lease liability is calculated where possible using the interest rate implicit in the lease or where this is not attainable the incremental borrowing rate is utilized. The incremental borrowing rate is the rate the Group would have to pay to borrow the funds necessary to obtain a similar asset under similar conditions. The Group calculates the incremental borrowing rate using risk free rate of the country where the asset is held, adjusted for length of the lease and a risk premium.
Lease payments are allocated against the principal and finance cost. Finance costs, representing the unwinding of the discount on the lease liability are charged to the income statement to produce a constant periodic rate of interest on the remaining liability.
Right-of-use assets are measured at cost including; the discounted initial lease liability, lease payments made at or before the commencement date, any initial direct costs and reduced by any lease incentives received.
Right-of-use assets are depreciated over the shorter of the non-cancellable lease period and any extension options that are considered reasonably certain to be taken or the useful life of the asset. The Group’s current leases typically range fro
m 1-20 years.
Modifications to lease agreements result in remeasurement of the lease liability and right-of-use asset.
Short term leases, defined as less than one year, and also of low value are recognized on a straight-line basis in the income statement.
There are no material lease agreements where the Group acts as a lessor.

Foreign currencies
Foreign currencies
Foreign currency transactions are booked at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are retranslated at the rates of exchange ruling at the balance sheet date. Exchange differences arising on settlement or retranslation of monetary assets and liabilities are included in the income statement.
The results of overseas subsidiaries are translated into Sterling using the average exchange rates during the year. Assets and liabilities are translated at the rates ruling at the balance sheet date. Goodwill arising on the acquisition of a foreign operation is treated as an asset of that foreign operation and as such is translated at the relevant foreign exchange rate at the balance sheet date. Exchange differences arising on this translation are recognized through other comprehensive income in the translation reserve.
Other exchange differences are recognized in the income statement in the period in which they arise except for where items are designated as hedging instruments or where there is a net investment hedge.

Retirement benefit costs
Retirement benefit costs
Payments to defined contribution retirement benefit schemes are charged as an expense as they fall due. The Group has no further obligations once the contributions have been paid.

Taxation
Taxation
Current tax payable is based on taxable profit for the year using tax rates that have been enacted or substantively enacted by the balance sheet date. Taxable profit differs from net profit as reported in the income statement because it excludes certain items of income or expense that are taxable or deductible in other years and further excludes items that are never taxable or deductible. Where the current tax deduction in respect of share option exercises exceeds the share option accounting charge for the period, the excess is recorded in equity rather than the income statement.

The benefit of UK research and development is recognized under the UK’s Research and Development Expenditure Credit (‘RDEC’) scheme. The benefit is recorded as income included in profit before tax, netted against research and development expenses, as the RDEC is of the nature of a government grant.
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Group’s liability for deferred tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date that are expected to apply in the period when the liability is settled or the asset is realized. Deferred tax is charged or credited in the income statement, except where it relates to items charged or credited directly to other comprehensive income or reserves, in which case the deferred tax is also dealt with in other comprehensive income or reserves respectively.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, they relate to income taxes levied by the same taxation authority and the Group intends to settle on a net basis.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method. On the acquisition of a business, fair values are attributed to the identifiable assets, liabilities and contingent liabilities unless the fair value cannot be reliably measured in which case the value is subsumed into goodwill.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period or additional assets or liabilities are recognized to reflect new information obtained about facts and circumstances that existed as at the acquisition date that, if known, would have affected the amounts recognized as of that date. The measurement period is the period from the date of acquisition to the date the Group obtains complete information about facts and circumstances that existed as of the acquisition date – and is subject to a maximum of one year. Where measurement period adjustments are identified, comparative prior period is revised to reflect the change to the acquisition accounting.
Acquisition-related costs are expensed to the consolidated income statement in the period they are incurred.

Goodwill
Goodwill
Goodwill represents the excess of the fair value of the consideration over the fair value of the net assets acquired. Where the fair value of the consideration is less than the fair value of the acquired net assets, the deficit is recognized immediately in the income statement as a bargain purchase.
Goodwill is not amortized, but is subject to an impairment review at least annually and is carried at cost less accumulated impairment losses. Any impairment is recognized immediately in the income statement and is not subsequently reversed.
For the purpose of impairment testing, goodwill is allocated to cash generating units (CGUs). The CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the carrying value may not be recoverable.

Intangible assets
Intangible assets
Acquisition intangibles:
Acquisition intangibles comprise licence fees, customer relationships and distribution rights, patents, technology and know-how and trade names. These are capitalized at fair value and amortized on a straight-line basis over their estimated useful lives. The principal expected useful lives are as follows:

Licence fees	Term of licence
Customer relationships and distribution rights	4 to 10 years
Patents, technology and know-how	10 to 16 years
Trade names	8 to 11 years
Patents, technology and know-how assets are only amortized once the development is complete and being utilized for their intended purpose; until this point the assets are deemed to be in progress.
Other intangibles:
These comprise software and expenditure on capitalized internally developed technology. Internally developed technology costs are recognized as an asset if and only if they meet the recognition criteria set out in IAS 38 ‘Intangible Assets’:

•	the project must be technically feasible;

•	there must be the intention to complete the project;

•	there must be adequate resources to be able to complete the project;

•	the ability to use or sell the asset or product is secure;

•	the future economic benefits must exceed the costs; and

•	the ability to reliably measure costs.
Intangible assets under construction are not amortized.
The principal expected useful lives are as follows:

Software	3 to 10 years
Internally developed technology	3 to 16 years
Patents and licences	2 to 3 years

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation and, where appropriate, provision for impairment in value. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is charged so as to write off the cost of assets over their estimated useful lives, using the straight-line method, as follows:

Laboratory equipment	2 to 5 years
Cell Line assets	10 years
Office fixtures, fittings and other equipment	2 to 5 years
Leasehold improvements	Term of lease
The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the income statement. Residual values of assets and their useful lives are assessed on an ongoing basis and adjusted, if appropriate, at each balance sheet date. Assets under the course of construction are not depreciated.

Impairment of property, plant and equipment and intangible assets excluding goodwill
Impairment of property, plant and equipment and intangible assets excluding goodwill
A review is undertaken upon the occurrence of events or circumstances which indicate that the carrying amount may not be recoverable. In addition, any assets not yet available for use are tested for impairment annually.

The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. If it is not possible to determine the recoverable amount for an individual asset, the assessment is made for the asset’s cash-generating unit (CGU).

Assets held for sale
Assets held for sale
Non-current assets and disposal groups are classified as held for sale only if available for immediate sale in their present condition and a sale is highly probable and expected to be completed within one year from the date of classification. Such assets are measured at the lower of carrying amount and fair value, less the cost of disposal, and are not depreciated or amortised.

Inventories
Inventories
Inventories and work in progress are stated at the lower of cost and net realizable value. Cost comprises direct materials and, where applicable, direct labour costs and an attributable portion of production overheads that have been incurred in bringing the inventories to their present location and condition. The valuation methodology is on a weighted average cost basis, depending on the nature of the inventory, and net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. Provision is made for obsolete, slow-moving or defective items where appropriate.

Financial assets
Financial assets
Financial assets and financial liabilities are recognized on the Group’s balance sheet when the Group becomes a party to the contractual provisions of the instrument. The Group’s financial assets comprise cash and cash equivalents, receivables which involve a contractual right to receive cash from external parties, and investments.

Investments	Investments Investments in shares are held at fair market value, with any revaluation gain or loss recorded through other comprehensive income.
Trade and other receivables
Trade and other receivables
Trade receivables (excluding derivative financial assets) are recognized at cost less allowances for expected credit loss. The provision is based on the Group’s expected credit loss, which is calculated using the simplified approach for trade receivables based on historical data adjusted for forward looking information.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits and other short-term, highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Financial liabilities	Financial liabilities Financial liabilities are those which involve a contractual obligation to deliver cash to external parties at a future date.
Trade and other payables	Trade and other payables Trade payables (excluding derivative financial liabilities) are non-interest bearing and are stated at cost which equates to their fair value.
Equity instruments	Equity instruments Equity instruments issued by the Group are recorded as the proceeds received, net of direct issue costs.
Derivative financial instruments
Derivative financial instruments
The Group uses forward contracts to manage the exposure to fluctuating foreign exchange rates in relation to forecast future transactions.
Derivatives are initially recognized at fair value at the date a contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. The resulting gain or loss is recognized in the income statement immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the income statement depends on the nature of the hedge relationship.

Hedge accounting
Hedge accounting
At the inception of a hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, its effectiveness along with its risk management objectives, and its strategy for undertaking various hedge transactions. The effectiveness is repeated on an ongoing basis during the life of the instrument to ensure that the instrument remains effective.
Hedge effectiveness is assessed via the dollar offset method, being the ratio of change in the cumulative fair value of the hedging instrument divided by the cumulative change in present value of the hedged item attributed to changes in the stated currency pair forward rate.

Cash flow hedges
Cash flow hedges
The Group designates certain derivatives as cash flow hedges of highly probable forecast foreign currency transactions.
The effective portion of changes in the fair value of derivatives which are designated and qualify as cash flow hedges is deferred in other comprehensive income. Gains or losses relating to the ineffective portion are recognized immediately in the income statement.
Amounts deferred in other comprehensive income are recycled to the income statement in the periods when the hedged item is recognized in the income statement.
Hedge accounting is discontinued when the Group revokes the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or it no longer qualifies for hedge accounting. Any cumulative gain or loss in other comprehensive income at that time remains in other comprehensive income and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss in other comprehensive income is recognized immediately in the income statement.

Share-based payments
Share-based payments
Equity settled share-based payments (SBPs) are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant and is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of shares that will eventually vest.
Share-based payments where vesting is by reference to external performance criteria (such as growth in an external index) are measured using the Monte Carlo simulation. Those which are subject only to internal performance criteria or service conditions are measured using the Black-Scholes model.
For all schemes, the number of options expected to vest is recalculated at each balance sheet date based on expectations of leavers prior to vesting. The number of options expected to vest for schemes with internal performance criteria is also adjusted based on expectations of performance against targets. No adjustments are made for expected performance against external or ‘market-based’ targets. Charges made to the income statement in respect of equity settled share-based payments are credited to equity.
For cash settled share-based payments, the Group recognizes a liability for the services acquired, measured initially at the fair value of the liability. This liability is remeasured at each balance sheet date and at the date of settlement, with any changes in fair value recognized in the income statement.

Own shares
Own shares
No gain or loss is recognized in the income statement on the purchase, sale, issue or cancellation of the Group’s own shares. Any difference between the carrying amount and the consideration is recognized in equity.